Related Party Transactions Related Party Transactions - Additional Information (Details) - USD ($) shares in Thousands, $ in Thousands	1 Months Ended		3 Months Ended
	Apr. 30, 2020	Dec. 31, 2019	Mar. 31, 2020	Sep. 30, 2020	May 11, 2020
Related Party Transaction [Line Items]
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	$ 2,200	$ 2,700	$ (462)
Limited Partners' Capital Account, Units Issued		77,500		87,000
Subsidiaries of Teekay LNG [Member]
Related Party Transaction [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		1.00%
Teekay Lng [Member]
Related Party Transaction [Line Items]
Limited Partners' Capital Account, Units Issued					10,750